Label	Element	Value
Gotham Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001388485_SupplementTextBlock

GOTHAM TOTAL RETURN FUND

Institutional Class Shares

OF

FUNDVANTAGE TRUST

(THE “TRUST”)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Supplement dated January 3, 2017 to the Gotham Total Return Fund’s (the “Fund”) Prospectus dated February 1, 2016, as may be amended or supplemented from time to time.

The information in this supplement updates and amends certain information contained in the Prospectus for the Fund and should be read in conjunction with such documents.

Reduction in Expense Limitation for the Fund

On December 8, 2016, the Adviser agreed to a reduction in the Fund’s Expense Limitation (defined below) from an annual rate of 0.17% to 0.00% of the Fund’s average daily net assets, effective January 1, 2017.  The Fund’s Prospectus is hereby amended to reflect these changes.

Accordingly, the fee table and accompanying footnotes with respect to the Fund under the heading “Expenses and Fees” and the related Expense Example in the Fund’s Prospectus are deleted in their entirety and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Gotham Total Return Fund
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 01, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses in the table above have been restated to reflect reductions in “AFFE Attributable to Acquired Fund Management Fees” and “AFFE Attributable to Acquired Fund Other Expenses” due to reductions in certain of the underlying funds’ contractual management fees and expense limitation/reimbursement arrangements that were effective as of September 1, 2016.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund’s annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include “Acquired Fund” fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Gotham Total Return Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
AFFE Attributable to Acquired Fund Management Fees	rr_Component1OtherExpensesOverAssets	1.37%	[2]
AFFE Attributable to Acquired Fund Dividend and Interest Expense on Securities Sold Short	rr_Component2OtherExpensesOverAssets	1.93%
AFFE Attributable to Acquired Fund Other Expenses	rr_Component3OtherExpensesOverAssets	0.15%	[2]
Other Expenses	rr_OtherExpensesOverAssets	1.57%
Total Acquired Fund Fees and Expenses (“AFFE”)	rr_AcquiredFundFeesAndExpensesOverAssets	3.45%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.02%	[2],[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.57%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	3.45%	[2],[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 348
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,253
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,839

[1]	Gotham Asset Management, LLC ("Gotham" or the "Adviser") is not entitled to receive an investment advisory fee on Fund assets invested in mutual funds advised by Gotham (each an "underlying fund" and collectively, the "underlying funds"), but is entitled to receive an investment advisory fee of 2.00% of the Fund's average net assets invested in investments other than an underlying fund. While Gotham does not receive an investment advisory fee from the Fund on assets invested in an underlying fund, it does receive an investment advisory fee from each underlying fund as investment adviser to such funds. The Fund does not currently expect to invest in assets other than underlying funds; however, to the extent it does, the Fund will pay an advisory fee on such assets.
[2]	Expenses in the table above have been restated to reflect reductions in "AFFE Attributable to Acquired Fund Management Fees" and "AFFE Attributable to Acquired Fund Other Expenses" due to reductions in certain of the underlying funds' contractual management fees and expense limitation/reimbursement arrangements that were effective as of September 1, 2016.
[3]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include "Acquired Fund" fees and expenses.
[4]	On December 8, 2016, the Fund's Expense Limitation (on an annual basis) was reduced from its current rate of 0.17% to 0.00% of the Fund's average daily net assets, effective January 1, 2017. The Adviser has contractually agreed to reduce its investment advisory fee and/or agrees that it will reimburse certain expenses for the Fund, to the extent necessary to ensure that the Fund's "other expenses," excluding taxes, "Acquired Fund Fees and Expenses," dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions, do not exceed (on an annual basis): (a) 0.25%, as a percentage of the Fund's average daily net assets for the period from the commencement of operations of the Fund through May 31, 2015; (b) 0.17% of the Fund's average daily net assets for the period from June 1, 2015 through December 31, 2016; and (c) 0.00% of the Fund's average daily net assets, effective January 1, 2017. The Expense Limitation will remain in place until January 1, 2019, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The recoupment of fees waived or expenses reimbursed are limited to the lesser of (a) the Expense Limitation in effect at the time fees were waived or expenses were reimbursed, and (b) the Expense Limitation in effect at the time of recoupment.